Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,575,000
Total Fee Amount	2,012.81
Total Offset Amount	0
Net Fee	$ 2,012.81
Offset Table N/A	N/A